FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS - fair value measurement hierarchy of the Group's financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial liabilities		$ 290,368
Level 3
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial liabilities		290,368
Financial liabilities at FVTPL
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial liabilities		290,368
Financial liabilities at FVTPL | Level 3
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial liabilities		290,368
Financial assets at FVTPL
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial assets	$ 7	21,287
Financial assets at FVTPL | Level 1
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial assets	7	21,287
Financial assets at FVTPL | Wealth management product
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial assets	7	21,287
Financial assets at FVTPL | Wealth management product | Level 1
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial assets	$ 7	$ 21,287